Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Inventories Details
Raw materials	$ 267	$ 357
Work in progress	391	429
Finished goods	439	392
Total	$ 1,097	$ 1,178